Touchstone Sands Capital US Select Growth ETF Investment Strategy - Touchstone Sands Capital US Select Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in common stocks of U.S. companies that have above-average potential for revenue or earnings growth. The Fund emphasizes investments in large and mid capitalization growth companies. The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion at the time of purchase. The Fund will typically own between 25 and 35 companies.The Fund may own the ordinary shares of non-U.S. companies listed on U.S. exchanges but normally will not invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).As an integral part of the evaluation of a company, Sands Capital considers corporate governance, social, and environmental factors (collectively, “ESG”) when it believes such factors may be material to the long-term shareowner value creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG factors vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these factors is integrated into the investment decision-making process to the extent it believes they may affect a company’s value-creation potential.Sands Capital incorporates ESG analysis into its investment process to ensure that all risks and opportunities materially affecting an investment’s financial outcome are considered. While Sands Capital does not rely on top-down ratings, it assesses each company individually, integrating ESG factors to the extent they impact the company’s value-creating potential. An investment in a company with poor ESG scores may still be made if other factors strongly support the case and the company is thoughtfully managing its ESG impacts. In such cases, Sands Capital actively monitors material ESG trends and engages with the company with an intent to mitigate risks and enhance opportunities.The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company or in the securities of a smaller number of companies than a diversified fund. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.The Fund will invest, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that Sands Capital believes have above-average potential for revenue or earnings growth. This is a nonfundamental investment policy that can be changed by the Fund upon 60 days' prior written notice to shareholders.